Document And Entity Information	Apr. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2023
Entity Registrant Name	Parsons Corporation
Entity Central Index Key	0000275880
Entity Emerging Growth Company	false
Securities Act File Number	001-07782
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-3232481
Entity Address, Address Line One	5875 Trinity Parkway, #300
Entity Address, City or Town	Centreville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	21120
City Area Code	(703)
Local Phone Number	988-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	PSN
Security Exchange Name	NYSE